SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Deutsche World Dividend Fund

Walter R. Holman and Sebastian P. Werner have been added as portfolio managers of the fund and are, together with Fabian Degen, responsible for the day-to-day management of the fund.

The following information replaces the existing tables in “APPENDIX I-D – PORTFOLIO MANAGEMENT” of the fund’s Statement of Additional Information. The information for Fabian Degen is provided as of October 31, 2014, the information for Walter R. Holman is provided as of September 30, 2015 and the information for Sebastian P. Werner is provided as of October 31, 2015:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Fabian Degen	$10,001 - $50,000	$10,001 - $50,000
Walter R. Holman	$0	$10,001 - $50,000
Sebastian P. Werner	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance-Based Fee Accounts
Fabian Degen	1	$1,038,256,604	0	$0
Walter R. Holman	0	$0	0	$0
Sebastian P. Werner	4	$811,808,765	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Fabian Degen	0	$0	0	$0
Walter R. Holman	0	$0	0	$0
Sebastian P. Werner	3	$920,804,686	0	$0

December 14, 2015
SAISTKR-225

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Fabian Degen	0	$0	0	$0
Walter R. Holman	3	$6,348,034	0	$0
Sebastian P. Werner	3	$221,855,448	0	$0

Please Retain This Supplement for Future Reference

December 14, 2015
SAISTKR-225

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